Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	102,294,758	97,146,687
Common Stock, Shares, Outstanding	102,294,758	97,139,716
Treasury Stock [Member]
Treasury Stock, Shares	0	6,971
8.30% 2022 Notes [Member]
Debt Issuance Costs, Net	$ 0	$ 768
Long-term Debt [Member]
Debt Issuance Costs, Net	10,853	13,761
Capital Lease Obligations [Member]
Debt Issuance Costs, Net	$ 5,318	$ 6,181